Current and long-term debt - 2023 $117.4 million credit facility (Details)	1 Months Ended
	Nov. 30, 2025 USD ($)	May 31, 2023 USD ($) vessel	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 619,204,000	$ 861,967,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings			628,428,000	877,993,000
2023 $117.4 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 117,400,000
Borrowings instrument, term		5 years
Periodic borrowing payment amount		$ 4,300,000
Prepayment of debt	$ 34,000,000.0
Accelerated amortisation of deferred financing fees due to early repayment	$ 200,000
Net debt to capitalization ratio		0.65
Consolidated tangible net worth		$ 1,000,000,000.0
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Minimum ratio for fair value of vessels		150.00%
2023 $117.4 Million Credit Facility | Vessels | STI Battersea, STI Wembley, STI Texas City, STI Meraux, STI Mayfair, STI St. Charles, STI Alexis
Disclosure of detailed information about borrowings [line items]
Vessels pledged as security | vessel		7
2023 $117.4 Million Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 40,860,000	$ 91,883,000
2023 $117.4 Million Credit Facility | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		$ 25,000,000.0
2023 $117.4 Million Credit Facility | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Liquidity requirement, per each owned ship		500,000
Liquidity requirement, per each chartered-in ship		$ 250,000
2023 $117.4 Million Credit Facility | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		1.925%